UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-2008

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Frontier Investment Mgmt. Co.
Address:  8401 N. Central Expressway
          Suite 645
          Dallas, TX 75225

Form 13F File Number: 028-11060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard G. Sowden
Title:    Treasurer
Phone:    972-934-2590

Signature, Place, and Date of Signing:

     /s/ Richard G. Sowden           Dallas, TX                 5/14/08
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          114

Form 13F Information Table Value Total:  $   244,592
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

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                COLUMN 1             COLUMN 2         COLUMN 3     COLUMN 4      COLUMN 5     COLUMN 6      COLUMN 7      COLUMN 8
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             NAME OF ISSUER       TITLE OF CLASS       CUSIP        VALUE        QUANTITY     DISCRETION      OTHER        VOTING
                                                                                                             MANAGERS     AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
A T & T Corp                        COM              00206R102   1,334,079       34,832 SHRS    SOLE            N/A         SOLE
Abbott Labs                         COM              002824100     441,200        8,000 SHRS    SOLE            N/A         SOLE
Ace Ltd                             COM              G0070K111     272,140       11,000 SHRS    SOLE            N/A         SOLE
Advantage Energy Income Fund        COM              00762L101     223,114       19,520 SHRS    SOLE            N/A         SOLE
Altria Group Inc                    COM              02209S103     415,140       18,700 SHRS    SOLE            N/A         SOLE
American Physicians Svc Gp          COM              028882108     279,744       14,100 SHRS    SOLE            N/A         SOLE
Anadarko Petroleum Corp             COM              032511107     693,330       11,000 SHRS    SOLE            N/A         SOLE
Anheuser Busch Co Inc               COM              035229103   6,674,016      140,654 SHRS    SOLE            N/A         SOLE
Apple Computer Inc                  COM              037833100     736,299        5,131 SHRS    SOLE            N/A         SOLE
Bank of America Corp                COM              060505104   3,004,860       79,263 SHRS    SOLE            N/A         SOLE
Barclays Bank PLC Pfd               COM              06739H776     242,000       10,000 SHRS    SOLE            N/A         SOLE
Berkshire Hathaway Cl A             COM              084670108     400,200            3 SHRS    SOLE            N/A         SOLE
Berkshire Hathaway Cl B             COM              084670207  10,327,926        2,309 SHRS    SOLE            N/A         SOLE
Borders Group Inc                   COM              099709107   3,584,046      610,570 SHRS    SOLE            N/A         SOLE
Borders Group Inc                   COM              099709107      58,700       10,000 CALL    SOLE            N/A         SOLE
Burlington Northern Santa Fe        COM              12189T104   2,920,897       31,673 SHRS    SOLE            N/A         SOLE
Canadian Superior Energy Inc        COM              136644101     154,500       50,000 SHRS    SOLE            N/A         SOLE
Carmax Inc                          COM              143130102   5,339,335      274,940 SHRS    SOLE            N/A         SOLE
ChevronTexaco Corp                  COM              166764100     719,686        8,431 SHRS    SOLE            N/A         SOLE
Cintas Corp                         COM              172908105     538,036       18,852 SHRS    SOLE            N/A         SOLE
Cisco Systems                       COM              17275R102   5,301,197      220,058 SHRS    SOLE            N/A         SOLE
Coca-Cola Co                        COM              191216100   7,089,964      116,477 SHRS    SOLE            N/A         SOLE
Commercial Metals Co                COM              201723103   1,638,828       54,682 SHRS    SOLE            N/A         SOLE
ConocoPhillips                      COM              20825C104   6,737,040       88,401 SHRS    SOLE            N/A         SOLE
Costco Whsl Corp                    COM              22160K105   7,256,102      111,684 SHRS    SOLE            N/A         SOLE
Covidien Ltd                        COM              G2552X108   1,482,041       33,492 SHRS    SOLE            N/A         SOLE
Credit Suisse Asset Mgmt Inc        COM              224916106      50,850       15,000 SHRS    SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101     737,339       37,015 SHRS    SOLE            N/A         SOLE
Devon Energy Corp                   COM              25179M103     572,625        5,489 SHRS    SOLE            N/A         SOLE
eBay Inc                            COM              278642103   4,607,296      154,400 SHRS    SOLE            N/A         SOLE
Electronic Data Systems             COM              285661104    -199,800       12,000 SHRS    SOLE            N/A         SOLE
Emerson Electric Co                 COM              291011104   1,190,321       23,131 SHRS    SOLE            N/A         SOLE
Encore Wire Corp                    COM              292562105     182,100       10,000 SHRS    SOLE            N/A         SOLE
Exxon Mobil Corp                    COM              30231G102   9,229,404      109,120 SHRS    SOLE            N/A         SOLE
Fidelity Natl Finl Inc              COM              316326107   1,066,164       58,165 SHRS    SOLE            N/A         SOLE
Fidelity Natl Info Svcs Inc         COM              31620M106     901,781       23,644 SHRS    SOLE            N/A         SOLE
Freeport-McMoran Copper & Go        COM              35671D857   1,103,836       11,472 SHRS    SOLE            N/A         SOLE
Freeport-McMoran Copper & Go        COM              35671D857    -875,602       -9,100 CALL    SOLE            N/A         SOLE
Freeport-McMoran Copper & Go        COM              35671D857     875,602        9,100 PUT     SOLE            N/A         SOLE
FreightCar America Inc              COM              357023100   2,197,944       64,080 SHRS    SOLE            N/A         SOLE
Gannett Co                          COM              364730101     480,371       16,536 SHRS    SOLE            N/A         SOLE
General Electric Corp               COM              369604103   5,753,810      155,466 SHRS    SOLE            N/A         SOLE
Genuine Parts Co                    COM              372460105     470,574       11,700 SHRS    SOLE            N/A         SOLE
Google Inc Class A                  COM              38259P508     213,628          485 SHRS    SOLE            N/A         SOLE
Halliburton Co Hldg Co              COM              406216101     247,779        6,300 SHRS    SOLE            N/A         SOLE
Health Care Sector SPDR             COM              81369Y209   7,706,968      247,256 SHRS    SOLE            N/A         SOLE
Info Tech VIPERs                    COM              92204A702   3,660,265       71,996 SHRS    SOLE            N/A         SOLE
Intel Corp                          COM              458140100   1,843,166       87,024 SHRS    SOLE            N/A         SOLE
Intl Bancshares Corp                COM              459044103   1,845,057       81,712 SHRS    SOLE            N/A         SOLE
Intl Business Machines              COM              459200101   1,320,785       11,471 SHRS    SOLE            N/A         SOLE
Intl Business Machines              COM              459200101    -921,120       -8,000 CALL    SOLE            N/A         SOLE
Intl Business Machines              COM              459200101     898,092        7,800 PUT     SOLE            N/A         SOLE
Introgen Therapeutics Inc           COM              46119F107      96,687       31,089 SHRS    SOLE            N/A         SOLE
iShares FTSE/Xinhua China 25        COM              464287184     326,498        2,416 SHRS    SOLE            N/A         SOLE
iShares InvesTop Corp Bond          COM              464287242     372,303        3,539 SHRS    SOLE            N/A         SOLE
iShares Lehman 7-10 Yr Treasur      COM              464287440     695,835        7,589 SHRS    SOLE            N/A         SOLE
iShares Russell 1000 Index          COM              464287622     390,492        5,425 SHRS    SOLE            N/A         SOLE
Ivanhoe Mines Ltd                   COM              46579N103     516,000       50,000 SHRS    SOLE            N/A         SOLE
Janus Capital Group Inc             COM              47102X105   4,650,277      199,840 SHRS    SOLE            N/A         SOLE
Johnson & Johnson                   COM              478160104   8,915,619      137,438 SHRS    SOLE            N/A         SOLE
Kraft Foods Inc                     COM              50075N104     386,237       12,455 SHRS    SOLE            N/A         SOLE
Mannatech Inc                       COM              563771104     103,385       14,500 SHRS    SOLE            N/A         SOLE
Markel Corp Hldg Co                 COM              570535104   6,397,604       14,541 SHRS    SOLE            N/A         SOLE
Merrill Lynch & Co Inc              COM              590188108     305,550        7,500 SHRS    SOLE            N/A         SOLE
Microsoft Corp                      COM              594918104     502,326       17,700 PUT     SOLE            N/A         SOLE
Microsoft Corp                      COM              594918104    -227,040       -8,000 CALL    SOLE            N/A         SOLE
Microsoft Corp                      COM              594918104   7,648,819      269,514 SHRS    SOLE            N/A         SOLE
Mosaic Company                      COM              61945A107     352,328        3,434 SHRS    SOLE            N/A         SOLE
Mosaic Company                      COM              61945A107    -348,840       -3,400 CALL    SOLE            N/A         SOLE
Mosaic Company                      COM              61945A107     348,840        3,400 PUT     SOLE            N/A         SOLE
Motorola Inc                        COM              620076109     242,252       26,049 SHRS    SOLE            N/A         SOLE
Motorola Inc                        COM              620076109     186,000       20,000 CALL    SOLE            N/A         SOLE
NASDAQ 100 Trust Shares             COM              73935A104   6,676,044      152,700 SHRS    SOLE            N/A         SOLE
NewBridge Bancorp                   COM              65080T102     144,227       16,485 SHRS    SOLE            N/A         SOLE
Nuveen Insd Muni Oppty              COM              670984103     183,816       13,800 SHRS    SOLE            N/A         SOLE
Office Depot Inc                    COM              676220106   2,212,984      200,270 SHRS    SOLE            N/A         SOLE
Orthologic Corp                     COM              68750J107       8,500       10,000 SHRS    SOLE            N/A         SOLE
P P G Industries Inc                COM              693506107     484,080        8,000 SHRS    SOLE            N/A         SOLE
PACCAR Inc                          COM              693718108   4,860,913      108,020 SHRS    SOLE            N/A         SOLE
Palatin Technologies Inc            COM              696077304       2,750       10,000 SHRS    SOLE            N/A         SOLE
Papa Johns Intl Inc                 COM              698813102   4,563,585      188,500 SHRS    SOLE            N/A         SOLE
Pepsico                             COM              713448108     252,351        3,495 SHRS    SOLE            N/A         SOLE
Pfizer Incorporated                 COM              717081103     287,174       13,721 SHRS    SOLE            N/A         SOLE
Phillip Morris Intl                 COM              718172109     955,962       18,900 SHRS    SOLE            N/A         SOLE
Photon Dynamics Inc                 COM              719364101     212,000       20,000 SHRS    SOLE            N/A         SOLE
Pioneer Natural Res Co              COM              723787107   8,065,651      164,203 SHRS    SOLE            N/A         SOLE
Proctor & Gamble                    COM              742718109     355,371        5,072 SHRS    SOLE            N/A         SOLE
Provident Energy Trust              COM              74386K104     106,000       10,000 SHRS    SOLE            N/A         SOLE
Questar Corporation                 COM              748356102     452,480        8,000 SHRS    SOLE            N/A         SOLE
Quicksilver Resources Inc           COM              74837R104   2,885,614       78,993 SHRS    SOLE            N/A         SOLE
Sirius Satellite Radio              COM              82966U103     357,500      125,000 SHRS    SOLE            N/A         SOLE
Superior Industries Intl Inc        COM              868168105   3,483,095      167,860 SHRS    SOLE            N/A         SOLE
Teva Pharmaceutical Industries      COM              881624209     406,472        8,800 SHRS    SOLE            N/A         SOLE
Texas Industries Inc                COM              882491103   1,018,564       16,945 SHRS    SOLE            N/A         SOLE
Thermo Fisher Scientific Inc        COM              883556102   3,658,222       64,360 SHRS    SOLE            N/A         SOLE
Toronto-Dominion Bank               COM              891160509   3,585,184       58,438 SHRS    SOLE            N/A         SOLE
Transocean Inc                      COM              G90078109     466,440        3,450 SHRS    SOLE            N/A         SOLE
Tyco Electronics Ltd                COM              G9144P105     994,164       28,967 SHRS    SOLE            N/A         SOLE
Tyco Intl Ltd                       COM              902124106   1,307,291       29,677 SHRS    SOLE            N/A         SOLE
Ultra QQQ ProShares                 COM              74347R206     279,800        4,000 SHRS    SOLE            N/A         SOLE
United Parcel Service B             COM              911312106     766,710       10,500 SHRS    SOLE            N/A         SOLE
United Parcel Service B             COM              911312106    -730,200      -10,000 CALL    SOLE            N/A         SOLE
United Parcel Service B             COM              911312106     730,200       10,000 PUT     SOLE            N/A         SOLE
Wachovia Corp New                   COM              929903102   2,853,702      105,693 SHRS    SOLE            N/A         SOLE
Wal-Mart Stores Inc                 COM              931142103   8,220,558      156,047 SHRS    SOLE            N/A         SOLE
Wal-Mart Stores Inc                 COM              931142103   5,752,656      109,200 CALL    SOLE            N/A         SOLE
Washington Post Co                  COM              939640108   3,894,912        5,888 SHRS    SOLE            N/A         SOLE
Wells Fargo & Co                    COM              949746101  13,766,221      473,066 SHRS    SOLE            N/A         SOLE
Wells Fargo & Co                    COM              949746101    -436,500      -15,000 CALL    SOLE            N/A         SOLE
Wells Fargo & Co                    COM              949746101     436,500       15,000 PUT     SOLE            N/A         SOLE
Western Digital Corp                COM              958102105     618,134       22,860 SHRS    SOLE            N/A         SOLE
Western Union Company               COM              959802109   6,061,737      284,990 SHRS    SOLE            N/A         SOLE
Whirlpool Corp                      COM              963320106   5,602,404       64,559 SHRS    SOLE            N/A         SOLE
XTO Energy Inc                      COM              98385X106   3,904,343       63,116 SHRS    SOLE            N/A         SOLE